Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Line Items]
Checking, Amount	$ 606,504	$ 551,632
Savings, Amount	260,933	253,184
Money market, Amount	1,110,962	1,066,065
Total non-certificates, Amount	1,978,399	1,870,881
Checking, Weighted Average Rate	0.04%	0.08%
Savings, Weighted Average Rate	0.11%	0.41%
Money market, Weighted Average Rate	0.25%	0.35%
Total non-certificates, Weighted Average Rate	0.17%	0.28%
Checking, % of Total	13.30%	12.30%
Savings, % of Total	5.80%	5.60%
Money market, % of Total	24.40%	23.70%
Total non-certificates, % of Total	43.50%	41.60%
Certificates of deposit, Amount	2,572,244	2,624,292
Certificates of deposit, Weighted Average Rate	1.44%	1.87%
Certificates of deposit, % of Total	56.50%	58.40%
Deposits, Total	4,550,643	4,495,173
Deposits, Weighted Average Rate	0.89%	1.21%
Deposits, % of Total	100.00%	100.00%
Certificates Of Deposit: 0.00 - 0.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	1,005,724	339,803
Certificates of deposit, Weighted Average Rate	0.55%	0.50%
Certificates of deposit, % of Total	22.10%	7.60%
Certificates Of Deposit: 1.00 - 1.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	800,745	1,106,957
Certificates of deposit, Weighted Average Rate	1.44%	1.27%
Certificates of deposit, % of Total	17.60%	24.60%
Certificates Of Deposit: 2.00 - 2.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	663,985	775,235
Certificates of deposit, Weighted Average Rate	2.51%	2.49%
Certificates of deposit, % of Total	14.60%	17.20%
Certificates Of Deposit: 3.00 - 3.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	95,765	371,682
Certificates of deposit, Weighted Average Rate	3.21%	3.42%
Certificates of deposit, % of Total	2.10%	8.30%
Certificates Of Deposit: 4.00 - 4.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	$ 6,025	$ 30,615
Certificates of deposit, Weighted Average Rate	4.50%	4.40%
Certificates of deposit, % of Total	0.10%	0.70%